UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-8211

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/2015

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Institutional Preferred Money Market Fund

SEMIANNUAL REPORT September 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Preferred Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Money Market Fund covers the six-month period ended September 30, 2015. During the reporting period, the fund’s Prime shares produced an annualized yield of 0.08%, and its Reserve shares produced an annualized yield of 0.02%. Taking into account the effects of compounding, the fund’s Prime and Reserve shares also produced annualized effective yields of 0.08% and 0.02%, respectively, for the same period.1

Despite a sustained U.S. economic recovery and widespread anticipation of higher short-term interest rates from the Federal Reserve Board (the “Fed”), money market yields remained anchored near 0% throughout the reporting period by an unchanged federal funds rate.

U.S. Economic Recovery Resumed after Soft Patch

After several months of sustained domestic economic growth, the reporting period started in the immediate wake of a temporary soft patch as economic activity had moderated during the first quarter of 2015 due to severe winter weather and an appreciating U.S. dollar. Yet, the U.S. economic recovery began to regain momentum in April. The unemployment rate slid to 5.4%, 187,000 new jobs were created, and average hourly earnings advanced modestly, lending credence to the Fed’s comments that the winter soft patch would be transitory. Housing starts surged, and permit issuance for new construction climbed above year-ago levels. In contrast, industrial production dropped for the fifth consecutive month, which some analysts attributed to seasonal factors and lower commodity prices.

The rebound continued to gain traction in May, when employers created 260,000 jobs and hourly wages in the private sector rose 0.3%. The unemployment rate ticked higher to 5.5%. Meanwhile, stabilizing currency exchange rates enabled the U.S. trade deficit to shrink significantly, and retail sales posted robust gains. Fuel prices continued to rebound, sending the inflation rate higher, but energy prices remained well below year-ago levels.

Investor sentiment in the financial markets deteriorated in June due to uncertainty regarding a debt crisis in Greece, but the U.S. economy continued to gain traction. 245,000 new jobs were added during the month, while the unemployment rate fell to 5.3%. Manufacturing activity expanded for the 30th consecutive month, and consumer spending rose as Americans earned higher levels of disposable income. The U.S. economy grew at an estimated 3.7% annualized rate over the second quarter of the year.

July brought more good economic news when 223,000 jobs were added and the unemployment rate stayed steady as workers reentered the labor force. Average hourly wages increased, as did retail and food service sales. Meanwhile, both the manufacturing and service sectors of the economy continued to expand. On the other hand, U.S. equity markets reacted negatively to greater-than-expected economic weakness and plunging stock prices in China.

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Although the unemployment rate fell to 5.1% in August, its lowest level since March 2008, new job creation fell short of expectations when only 136,000 jobs were added. Economic instability in China continued to roil the financial markets, especially after the country’s central bank depreciated its currency. Energy and other commodity prices fell in response, giving back previous gains. On a brighter note, U.S. wages and personal incomes grew at a healthy pace during the month.

Disappointing job creation continued in September, as the economy added 142,000 positions during the month. Average hourly wages also declined slightly from the previous month. The unemployment rate stayed steady at 5.1% as workers left the labor force. Although the manufacturing sector expanded for the 33rd straight month in September, the rate of increase proved to be the lowest in more than two years. On the other hand, activity in the service sector continued to grow strongly, personal incomes rose at a healthy rate, and real personal consumption expenditures climbed.

Fed Expected to Raise Rates Gradually

At its September meeting, the Fed refrained from implementing the first in a series of widely expected rate hikes, citing “recent global economic and financial developments that may restrain economic activity somewhat and are likely to put further downward pressure on inflation in the near term.” While many analysts expect rate hikes to begin later this year or in early 2016, those increases are likely to be modest and gradual.

Due to the nature of the fund we intend for now to maintain the fund’s weighted average maturity in a range we consider to be shorter than industry averages, but we are prepared to adjust our strategies quickly as market conditions change. As always, we remain focused on well-established issuers with good quality and liquidity characteristics.

An investment in Dreyfus Institutional Preferred Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. The Dreyfus Corporation (“Dreyfus”) has undertaken to limit fund expenses to maintain the minimum yield floor limit: .00 of 1%. Such expense limitations may fluctuate daily, and are voluntary and temporary, not contractual, and may be terminated by Dreyfus at any time without notice. Yields provided reflect the absorption of fund expenses by Dreyfus.

Sincerely,

Patricia A. Larkin
President
Senior Portfolio Manager

October 15, 2015

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UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from April 1, 2015 to September 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2015
	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$ .50	$ .80
Ending value (after expenses)	$ 1,000.40	$ 1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% return for the six months ended September 30, 2015
	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$ .51	$ .81
Ending value (after expenses)	$ 1,024.50	$1,024.20

† Expenses are equal to the fund’s annualized expense ratio of .10% for Prime Shares and .16% for Reserve Shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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STATEMENT OF INVESTMENTS

September 30, 2015 (Unaudited)

||ANAME||

Negotiable Bank Certificates of Deposit - 21.9%	Principal Amount ($)	Value ($)
Bank of Nova Scotia (Yankee)
0.31%, 10/7/15	140,000,000	[a,b]	140,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.19% - 0.30%, 10/14/15 - 12/21/15	125,000,000		125,000,000
Credit Industriel et Commercial (Yankee)
0.13%, 10/1/15	120,000,000		120,000,000
Credit Suisse New York (Yankee)
0.28%, 10/1/15	140,000,000		140,000,000
Norinchukin Bank/NY (Yankee)
0.19%, 11/6/15	120,000,000		120,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.19%, 10/22/15	120,000,000	[b]	120,000,000
Total Negotiable Bank Certificates of Deposit (cost $765,000,000)			765,000,000

Commercial Paper - 13.1%

BNP Paribas
0.34%, 12/17/15	100,000,000		99,928,347
Erste Abwicklungsanstalt
0.24%, 10/9/15	50,000,000	[b]	49,997,333
NRW Bank
0.17%, 10/26/15	70,000,000	[b]	69,991,979
Sumitomo Mitsui Trust Bank
0.17%, 10/22/15	120,000,000	[b]	119,988,100
Wal-Mart Stores Inc.
0.14%, 10/29/15	120,000,000	[b]	119,986,934
Total Commercial Paper (cost $459,892,693)			459,892,693

Time Deposits - 12.4%

Canadian Imperial Bank of Commerce (Grand Cayman)
0.02%, 10/1/15	100,000,000		100,000,000
Credit Agricole (Grand Cayman)
0.06%, 10/1/15	150,000,000		150,000,000
Lloyds Bank (London)
0.06%, 10/1/15	75,000,000		75,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.05%, 10/1/15	60,000,000		60,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.04%, 10/1/15	50,000,000		50,000,000
Total Time Deposits (cost $435,000,000)			435,000,000

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

U.S. Government Agency - 27.5%	Principal Amount ($)	Value ($)

Federal Home Loan Bank
0.06% - 0.11%, 11/13/15 - 11/24/15
(cost $961,335,362)	961,455,000	961,335,362

U.S. Treasury Bills - 8.3%

0.01% - 0.24%, 10/1/15 - 3/3/16
(cost $289,794,667)	290,000,000	289,794,667

U.S. Treasury Notes - 4.6%

0.00%, 10/15/15
(cost $160,015,300)	160,000,000	160,015,300

Repurchase Agreements - 10.4%

ABN AMRO Bank N.V.
0.12%, dated 9/30/15, due 10/1/15 in the amount of $220,000,733 (fully collateralized by $3,194,290 U.S. Treasury Bonds, 2.75%-7.88%, due 2/15/21-11/15/42, value $3,158,436, $28,875,000 U.S. Treasury Inflation Protected Securities, 0.13%, due 4/15/17-1/15/23, value $29,365,755 and $187,634,865 U.S. Treasury Notes, 0.63%-3.75%, due 10/31/15-2/15/21, value $191,875,829)	220,000,000	220,000,000
Credit Agricole CIB
0.10%, dated 9/30/15, due 10/1/15 in the amount of $45,000,125 (fully collateralized by $29,324 U.S. Treasury Inflation Protected Securities, 0.63%, due 1/15/24, value $29,855, and $44,305,697 U.S. Treasury Notes, 1.13%-3.63%, due 6/30/19-9/30/21, value $45,870,146)	45,000,000	45,000,000
Merrill Lynch & Co. Inc.
0.30%, dated 10/20/14, due 11/4/15 in the amount of $100,000,833 (fully collateralized by Various Common Stocks, value $110,000,002)	100,000,000	[c] 100,000,000
Total Repurchase Agreements (cost $365,000,000)		365,000,000

Total Investments (cost $3,436,038,022)	98.2%	3,436,038,022
Cash and Receivables (Net)	1.8%	62,698,235
Net Assets	100.0%	3,498,736,257

a Variable rate security--interest rate subject to periodic change.

b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to $619,964,346, or 17.7% of net assets.

c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of September 30, 2015 and changes periodically. The maturity date reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date.

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Portfolio Summary (Unaudited) †
Value (%)

Banking	44.0
U.S. Government and Agency	40.4
Repuchase Agreements	10.4
Retail Stores	3.4
98.2

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $365,000,000)—Note 1 (b)	3,436,038,022	3,436,038,022
Cash		62,525,721
Interest receivable		343,477
Receivable for shares of Beneficial Interest subscribed		7
		3,498,907,227
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		169,899
Payable for shares of Beneficial Interest redeemed		1,071
		170,970
Net Assets ($)		3,498,736,257
Composition of Net Assets ($):
Paid-in capital		3,498,493,064
Accumulated net realized gain (loss) on investments		243,193
Net Assets ($)		3,498,736,257

Net Asset Value Per Share	Prime Shares	Reserve Shares
Net Assets ($)	3,285,568,876	213,167,381
Shares Outstanding	3,285,339,158	213,153,906
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2015 (Unaudited)

Investment Income ($):
Interest Income	3,618,766
Expenses:
Management fee—Note 2(a)	2,112,347
Service Plan fees—Note 2(b)	76,627
Trustees' fees—Note 2(a,c)	24,084
Legal fees—Note 2(a)	7,908
Total Expenses	2,220,966
Less—reduction in expenses due to undertaking—Note 2(a)	(3,100)
Less—Trustees' fees reimbursed by Dreyfus—Note 2(a)	(24,084)
Less—Legal fees reimbursed by Dreyfus—Note 2(a)	(7,908)
Net Expenses	2,185,874
Investment Income—Net	1,432,892
Realized Gain (Loss) on Investments—Note 1(b) ($)	1,453
Net Increase in Net Assets Resulting from Operations	1,434,345

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Operations ($):
Investment income—net	1,432,892	4,019,012
Net realized gain (loss) on investments	1,453	241,740
Net Increase (Decrease) in Net Assets Resulting from Operations	1,434,345	4,260,752
Dividends to Shareholders from ($):
Investment income—net:
Prime Shares	(1,416,229)	(4,001,336)
Reserve Shares	(16,663)	(40,094)
Total Dividends	(1,432,892)	(4,041,430)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Prime Shares	14,549,901,702	45,188,347,302
Reserve Shares	1,360,152,882	4,267,782,722
Dividends reinvested:
Prime Shares	913,293	2,326,036
Reserve Shares	16,663	40,029
Cost of shares redeemed:
Prime Shares	(17,459,518,902)	(45,286,869,073)
Reserve Shares	(1,500,505,368)	(4,434,239,065)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,049,039,730)	(262,612,049)
Total Increase (Decrease) in Net Assets	(3,049,038,277)	(262,392,727)
Net Assets ($):
Beginning of Period	6,547,774,534	6,810,167,261
End of Period	3,498,736,257	6,547,774,534

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscalperiods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended September 30, 2015 (Unaudited)
		Year Ended March 31,
Prime Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.001	.001	.001	.003
Distributions:
Dividends from investment income—net	(.000)[a]	(.001)	(.001)	(.001)	(.001)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.04[b]	.07	.07	.15	.15	.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.10[b]	.10	.10	.10	.10	.10
Ratio of net expenses to average net assets	.10[b]	.10	.10	.10	.10	.10
Ratio of net investment income to average net assets	.07[b]	.07	.07	.15	.15	.26
Net Assets, end of period ($ x 1,000)	3,285,569	6,194,271	6,290,242	8,607,593	9,396,853	11,571,089

a Amount represents less than $.001 per share.

b Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2015 (Unaudited)
		Year Ended March 31,
Reserve Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.001	.001	.002
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.001)	(.001)	(.002)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.01	.01	.09	.09	.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.16[b]	.16	.16	.16	.16	.16
Ratio of net expenses to average net assets	.16[b]	.16	.06	.16	.16	.16
Ratio of net investment income to average net assets	.01[b]	.01	.01	.09	.09	.20
Net Assets, end of period ($ x 1,000)	213,167	353,503	519,926	579,092	1,579,813	1,243,881

a Amount represents less than $.001 per share.

b Annualized.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Prime shares and Reserve shares. Prime shares and Reserve shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

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The following is a summary of the inputs used as of September 30, 2015 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	3,436,038,022
Level 3 - Significant Unobservable Inputs	-
Total	3,436,038,022
† See Statement of Investments for additional detailed categorizations.

At September 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2015 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, Dreyfus has agreed to pay all of the fund’s expenses except for the management fee, Service Plan fees, taxes, brokerage commissions, Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, Dreyfus has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended September 30, 2015, fees reimbursed by Dreyfus amounted to $31,992.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above

16

a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $3,100 during the period ended September 30, 2015.

(b) Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Reserve shares pay the Distributor at the annual rate of .06% of the value of Reserve shares average daily net assets for distributing Reserve shares, for advertising and marketing relating to Reserve shares and for providing certain services to shareholders of Reserve shares. The services provided include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2015, Reserve shares were charged $76,627 pursuant to the Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $160,768 and Service Plan fees $11,160, which are offset against an expense reimbursement currently in effect in the amount of $2,029.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

17

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 30, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended February 28, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of

18

funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and its affiliates the results of the comparisons and noted that the fund’s total return performance was above or within one basis point of the Performance Group median for all periods and above the Performance Universe median for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding

19

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it

20

were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

21

For More Information

Dreyfus Institutional Preferred Money Market Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-SCR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation 0194SA0915

Dreyfus Institutional Preferred Plus Money Market Fund

SEMIANNUAL REPORT September 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Institutional Preferred Plus Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Plus Money Market Fund covers the six-month period ended September 30, 2015. During the reporting period, the fund produced an annualized yield of 0.11%. Taking into account the effects of compounding, the fund’s also produced an annualized effective yield of 0.11% for the same period.1

Despite a sustained U.S. economic recovery and widespread anticipation of higher short-term interest rates from the Federal Reserve Board (the “Fed”), money market yields remained anchored near zero percent by an unchanged federal funds rate throughout the reporting period.

U.S. Economic Recovery Resumed after Soft Patch

After several months of sustained domestic economic growth, the reporting period started in the immediate wake of a temporary soft patch as economic activity had moderated during the first quarter of 2015 due to severe winter weather and an appreciating U.S. dollar. Yet, the U.S. economic recovery began to regain momentum in April. The unemployment rate slid to 5.4%, 187,000 new jobs were created, and average hourly earnings advanced modestly, lending credence to the Fed’s comments that the winter soft patch would be transitory. Housing starts surged, and permit issuance for new construction climbed above year-ago levels. In contrast, industrial production dropped for the fifth consecutive month, which some analysts attributed to seasonal factors and lower commodity prices.

The rebound continued to gain traction in May, when employers created 260,000 jobs and hourly wages in the private sector rose 0.3%. The unemployment rate ticked higher to 5.5%. Meanwhile, stabilizing currency exchange rates enabled the U.S. trade deficit to shrink significantly, and retail sales posted robust gains. Fuel prices continued to rebound, sending the inflation rate higher, but energy prices remained well below year-ago levels.

Investor sentiment in the financial markets deteriorated in June due to uncertainty regarding a debt crisis in Greece, but the U.S. economy continued to gain traction. 245,000 new jobs were added during the month, while the unemployment rate fell to 5.3%. Manufacturing activity expanded for the 30th consecutive month, and consumer spending rose as Americans earned higher levels of disposable income. The U.S. economy grew at an estimated 3.7% annualized rate over the second quarter of the year.

July brought more good economic news when 223,000 jobs were added and the unemployment rate stayed steady as workers reentered the labor force. Average hourly wages increased, as did retail and food service sales. Meanwhile, both the manufacturing and service sectors of the economy continued to expand. On the other hand, U.S. equity markets reacted negatively to greater-than-expected economic weakness and plunging stock prices in China.

2

Although the unemployment rate fell to 5.1% in August, its lowest level since March 2008, new job creation fell short of expectations when only 136,000 jobs were added. Economic instability in China continued to roil the financial markets, especially after the country’s central bank depreciated its currency. Energy and other commodity prices fell in response, giving back previous gains. On a brighter note, U.S. wages and personal incomes grew at a healthy pace during the month.

Disappointing job creation continued in September, as the economy added 142,000 positions during the month. Average hourly wages also declined slightly from the previous month. The unemployment rate stayed steady at 5.1% as workers left the labor force. Although the manufacturing sector expanded for the 33rd straight month in September, the rate of increase proved to be the lowest in more than two years. On the other hand, activity in the service sector continued to grow strongly, personal incomes rose at a healthy rate, and real personal consumption expenditures climbed.

Fed Expected to Raise Rates Gradually

At its September meeting, the Fed refrained from implementing the first in a series of widely expected rate hikes, citing “recent global economic and financial developments [that] may restrain economic activity somewhat and are likely to put further downward pressure on inflation in the near term.” While many analysts expect rate hikes to begin later this year or in early 2016, those increases are likely to be modest and gradual.

Due to the nature of the fund we intend for now to maintain the fund’s weighted average maturity in a range we consider to be shorter than industry averages, but we are prepared to adjust our strategies quickly as market conditions change. As always, we remain focused on well-established issuers with good quality and liquidity characteristics.

An investment in Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Patricia A. Larkin

President

Senior Portfolio Manager

October 15, 2015

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from April 1, 2015 to September 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2015

Expenses paid per $1,000†	$ .00
Ending value (after expenses)	$1,000.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2015

Expenses paid per $1,000†	$ .00
Ending value (after expenses)	$1,025.00

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period,

multiplied by 183/366 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

September 30, 2015 (Unaudited)

||ANAME||

Negotiable Bank Certificates of Deposit - 13.3%	Principal Amount ($)	Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.20%, 10/5/15	50,000,000		50,000,000
Norinchukin Bank/NY (Yankee)
0.18%, 10/5/15	50,000,000		50,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.19%, 10/21/15	50,000,000	[a]	50,000,000
Total Negotiable Bank Certificates of Deposit (cost $150,000,000)			150,000,000

Commercial Paper - 8.8%

PSP Capital Inc.
0.14%, 10/26/15	50,000,000		49,995,139
Toronto-Dominion Holdings USA Inc.
0.16%, 10/15/15	50,000,000	[a]	49,996,889
Total Commercial Paper (cost $99,992,028)			99,992,028

Asset-Backed Commercial Paper - 6.2%

Antalis S.A.
0.23%, 11/3/15	20,000,000	[a]	19,995,783
Regency Markets No. 1 LLC
0.25%, 10/19/15	50,000,000	[a]	49,993,750
Total Asset-Backed Commercial Paper (cost $69,989,533)			69,989,533

Corporate Notes - 4.4%

Bank of Nova Scotia
0.25%, 10/7/15
(cost $50,014,979)	50,000,000	[a]	50,014,979

Time Deposits - 29.1%

Canadian Imperial Bank of Commerce (Grand Cayman)
0.02%, 10/1/15	55,000,000		55,000,000
Credit Agricole (Grand Cayman)
0.06%, 10/1/15	55,000,000		55,000,000
Lloyds Bank (London)
0.06%, 10/1/15	55,000,000		55,000,000
Nordea Bank Finland (Grand Cayman)
0.05%, 10/1/15	55,000,000		55,000,000
Royal Bank of Canada (Toronto)
0.03%, 10/1/15	55,000,000		55,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.04%, 10/1/15	55,000,000		55,000,000
Total Time Deposits (cost $330,000,000)			330,000,000

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

U.S. Government Agency - 25.0%	Principal Amount ($)	Value ($)

Federal Home Loan Bank
0.00% - 0.05%, 10/1/15 - 10/30/15
(cost $282,739,706)	282,742,000	282,739,706

U.S. Treasury Bills - 4.4%

0.07%, 11/5/15
(cost $49,996,597)	50,000,000	49,996,597

Repurchase Agreements - 8.8%

ABN AMRO Bank N.V.

0.12%, dated 9/30/15, due 10/1/15 in the amount of $100,000,333 (fully collateralized by $1,451,950 U.S. Treasury Bonds, 2.75%-7.88%, due 2/15/21-11/15/42, value $1,435,653, $13,125,000 U.S. Treasury Inflation Protected Securities, 0.13%, due 4/15/17-1/15/23, value $13,348,071 and $85,288,575 U.S. Treasury Notes, 0.63%-3.75%, due 10/31/15-2/15/21, value $87,216,286)

(cost $100,000,000)	100,000,000	100,000,000

Total Investments (cost $1,132,732,843)	100.0%	1,132,732,843
Cash and Receivables (Net)	.0%	262,303
Net Assets	100.0%	1,132,995,146

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to $220,001,401, or 19.4% of net assets.

Portfolio Summary (Unaudited) †
Value (%)

Banking	51.2
U.S. Government and Agency	29.4
Repurchase Agreement	8.8
Asset-Backed/Multi-Seller Programs	4.4
Finance	4.4
Asset-Backed/Financial Services	1.8
100.0

† Based on net assets.
See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

	Cost	Value
	Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $100,000,000)—Note 1 (b)	1,132,732,843	1,132,732,843
	Interest receivable	513,564
	Due from The Dreyfus Corporation and affiliates—Note 2(b)	7,656
		1,133,254,063
	Liabilities ($):
	Cash overdraft due to Custodian	258,917
		258,917
	Net Assets ($)	1,132,995,146
	Composition of Net Assets ($):
	Paid-in capital	1,132,995,646
	Accumulated net realized gain (loss) on investments	(500)
	Net Assets ($)	1,132,995,146
	Shares Outstanding
	(unlimited number of $.001 par value shares of Beneficial Interest authorized)	1,132,995,646
	Net Asset Value Per Share ($)	1.00

See notes to financial statements.

7

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2015 (Unaudited)

Investment Income ($):
Interest Income	756,043
Expenses:
Management fee—Note 2(a)	694,313
Trustees' fees—Note 2(a,c)	10,036
Legal fees—Note 2(a)	2,042
Total Expenses	706,391
Less—reduction in expenses due to undertaking—Note 2(a)	(694,313)
Less—Trustees' fees reimbursed by Dreyfus—Note 2(a)	(10,036)
Less—Legal fees reimbursed by Dreyfus—Note 2(a)	(2,042)
Net Expenses	-
Investment Income—Net	756,043
Realized Gain (Loss) on Investments—Note 1(b) ($)	28
Net Increase in Net Assets Resulting from Operations	756,071

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Operations ($):
Investment income—net	756,043	1,150,877
Net realized gain (loss) on investments	28	(528)
Net Increase (Decrease) in Net Assets Resulting from Operations	756,071	1,150,349
Dividends to Shareholders from ($):
Investment income—net	(756,043)	(1,160,357)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	5,411,025,780	7,757,068,976
Cost of shares redeemed	(5,969,257,121)	(7,326,954,374)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(558,231,341)	430,114,602
Total Increase (Decrease) in Net Assets	(558,231,313)	430,104,594
Net Assets ($):
Beginning of Period	1,691,226,459	1,261,121,865
End of Period	1,132,995,146	1,691,226,459

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended September 30, 2015 (Unaudited)
		Year Ended March 31,
		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.001	.001	.001	.002
Distributions:
Dividends from investment income—net	(.000)[a]	(.001)	(.001)	(.001)	(.001)	(.002)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.05[b]	.09	.08	.11	.08	.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.10[b]	.10	.10	.10	.10	.10
Ratio of net expenses to average net assets	.00[b]	.00	.00	.00	.00	.00
Ratio of net investment income to average net assets	.11[b]	.09	.08	.11	.08	.20
Net Assets, end of period ($ x 1,000)	1,132,995	1,691,226	1,261,122	1,196,929	1,311,439	952,020

       a Amount represents less than $.001 per share.
b Annualized.
See notes to financial statements.

10

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At September 30, 2015, all of the fund’s outstanding shares were held by other Dreyfus funds. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund’s investments:

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Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,132,732,843
Level 3 - Significant Unobservable Inputs	-
Total	1,132,732,843
† See Statement of Investments for additional detailed categorizations.

At September 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $528 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2015. These short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2015 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, Dreyfus has agreed to pay all of the fund’s expenses except the management fee, taxes, brokerage commissions, Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, Dreyfus has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of

14

independent counsel of the fund. During the period ended September 30, 2015, fees reimbursed by Dreyfus amounted to $12,078.

Dreyfus had undertaken, from April 1, 2015 through September 30, 2015 to waive its management fee. The reduction in management fees, pursuant to the undertaking, amounted to $694,313 during the period ended September 30, 2015. The waiver is voluntary and not contractual, and can be terminated at any time.

(b)The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $104,934, which are offset against an expense reimbursement currently in effect in the amount of $112,590.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

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INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 30, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended February 28, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of

16

funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and its affiliates the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, ranking in the first quartile of the Performance Group and Performance Universe for all periods except for the ten-year period.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee (which was zero) and total expenses were below the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver

17

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been

18

shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

19

NOTES

20

NOTES

21

For More Information

Dreyfus Institutional Preferred Plus Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-SCR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation 0286SA0915

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds;

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    November 23, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    November 23, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)